FAIR VALUE MEASUREMENTS - Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Growth rate
Unobservable inputs
Terminal growth rate (as a percent)	3.00%
Minimum | Discount rate
Unobservable inputs
Discount rate (as a percent)	15.00%
Maximum | Discount rate
Unobservable inputs
Discount rate (as a percent)	16.00%
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	¥ 158,870	¥ 141,758
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs (Level 3) [Member] | Growth rate
Unobservable inputs
Terminal growth rate (as a percent)	3.00%	3.00%